Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 31 – Subsequent Events

As discussed in Note 4, on December 9, 2024, the Company announced that it had agreed to acquire a majority ownership interest in Juve Stabia, through share capital and reserve increases in the Club. On January 10, 2025, the Company entered into a restated sale and purchase and investment agreement (the “Restated Agreement”) with XX Settembre relating to the acquisition of Juve Stabia, which amended the sale and purchase and investment agreement dated December 31, 2024 (the “SPI Agreement”). Pursuant to the Restated Agreement, we will acquire from XX Settembre over four closings, on December 31, 2024, January 10, 2025, January 31, 2025, and March 31, 2025, a total of approximately 52% of Juve Stabia’s share capital, with the Company owning approximately 22%, 35%, 38%, and 52% of the share capital as a result of each step, respectively. On January 10, we issued an additional 2,400,000 Class B Ordinary Shares valued at EUR1,500,000 (approximately US$1,560,000), and paid Juve Stabia EUR500,000 in cash, bringing our ownership percentage of Juve Stabia to approximately 35%. On February 11, 2025, we entered into an amendment agreement and third closing memorandum (the “Amendment Agreement”) with XX Settembre, which amended the SPI Agreement, as amended by the Restated Agreement. Pursuant to the Amendment Agreement, among other things, the third closing date was modified from January 31, 2025 to February 11, 2025. On February 11, 2025, the Company paid XX Settembre €500,000 in cash and acquired additional share capital bringing our ownership percentage of Juve Stabia to approximately 38%. At the final closing, which was scheduled for March 31, 2025, but has not occurred yet, the Company is expecting to (i) pay XX Settembre €500,000 in cash and issue €500,000 in Class B Ordinary Shares at a price per share equal to the volume-weighted average price (“VWAP”) of the Class B Ordinary Shares, calculated over the 15 trading days immediately preceding the second business day preceding the final closing, and (ii) pay Juve Stabia €1,500,000 in cash. The closing originally scheduled for March 31, 2025 has not yet occurred since the due diligence process, which involves legal, financial and management review, has not been completed yet, and it must be completed for the fourth and final step to take place.

On January 15, 2025, we received formal notice from Nasdaq that Nasdaq has granted our request for a second 180-day period, through July 14, 2025, to evidence compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2). We intend to monitor its stock price and to consider all available options to regain compliance with the Rule prior to July 14, 2025, including via implementation of a reverse stock split.

On February 7, 2025, February 12, 2025, February 21, 2025, March 6, 2025, March 21, 2025, March 27, 2025, and March 31, 2025, we completed additional closings of our Series A Preferred Shares financing, raising aggregate gross proceeds of $932,000 through the issuance of 186,400 Series A Preferred Shares at an offering price of $5.00 per share, bringing the total sold to date to 731,400 shares and $3,657,000 raised, from 35 accredited investors.

On February 21, 2025, Pierre Galoppi gave written notice of his resignation from our board of directors effective immediately. Mr. Galoppi will continue to serve as our Chief Executive Officer and Interim Chief Financial Officer.

On March 6, 2025, we issued 100,000 Class B Ordinary Shares under the 2022 Plan to a member of our Advisory Board.

On March 31, 2025, we issued an aggregate of 500,000 Class B Ordinary Shares under the 2022 Plan to members of our Advisory Board.

On March 31, 2025, a nonbinding UYBA split project was approved, which provides for the division of the management of the sports facility and sports management. The split does not produce deferred legal effects and no retroactive accounting registration. It will take effect from June 5, 2025, which is 60 days after its registration in the Milan Chamber of Commerce register on April 3, 2025, unless the Company decides not to continue with the split.